Shareholder Report, Line Graph (Details) 139372_Hotchkis - Wiley Value Opportunities Fund_Class Z_TSR Annual {Class Z} - USD ($)								12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2026
Class Z
Account Value [Line Items]
Accumulated Value	$ 2,119,254	$ 1,863,952	$ 1,565,532	$ 1,255,013	$ 1,416,477	$ 833,887	$ 1,000,000	$ 2,412,276
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	2,208,121	1,915,179	1,555,475	1,307,631	1,518,128	1,053,053	1,000,000	$ 2,712,092
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Value Index
Accumulated Value	$ 1,713,407	$ 1,512,227	$ 1,339,041	$ 1,203,962	$ 1,301,043	$ 894,826	$ 1,000,000	$ 2,189,375